Employees' Retirement Benefits (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (1,327,873)	¥ (1,505,571)
Other assets	1,195,608	997,989
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(831,192)	(887,816)
Other assets	58,220	57
Accumulated other comprehensive loss (income)	189,737	277,469
Net amount recognized	(583,235)	(610,290)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(496,681)	(617,755)
Accumulated other comprehensive loss (income)	23,188	181,536
Net amount recognized	¥ (473,493)	¥ (436,219)